Lease (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of of Right-of-Use Assets and Lease Liabilities Recognized in Consolidated Statements of Financial Position	Details of right-of-use assets and lease liabilities recognized in the consolidated statements of financial position as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	₩ 6,250	₩ 4,720
Vehicles	121	368
Others	793	1,533
Total	₩ 7,164	₩ 6,621
Lease liabilities(*2)
Current	3,179	4,225
Non-current	3,942	2,337
Total	₩ 7,121	₩ 6,562
(*1)Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.
(*2)Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

Summary of Changes in Right-of-Use Assets	Changes in right-of-use assets for the years ended December 31, 2024 and 2023 are as follows:

	2024
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2024	₩ 4,720	₩ 368	₩ 1,533	₩ 6,621
Depreciation	(3,208)	(247)	(1,098)	(4,553)
Reassessment	7	—	124	131
Acquisitions	4,574	—	207	4,781
Disposals	—	—	—	—
Translation difference	157	—	27	184
Balance as of December 31, 2024	₩ 6,250	₩ 121	₩ 793	₩ 7,164

	2023
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2023	₩ 5,067	₩ 65	₩ 826	₩ 5,958
Depreciation	(2,794)	(239)	(1,083)	(4,116)
Reassessment	210	52	(1)	261
Acquisitions	2,178	490	1,775	4,443
Disposals	—	—	—	—
Translation difference	59	—	16	75
Balance as of December 31, 2023	₩ 4,720	₩ 368	₩ 1,533	₩ 6,621

Summary of Amounts Recognized in Consolidated Statements of Profit or Loss	Details of amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩ 130	₩ 157	₩ 122
Expense relating to short-term leases	50	30	45
Expense relating to leases of low-value assets excluding short-term leases	47	22	23

Summary of Amounts Relating to Leases in Consolidated Statements of Profit or Loss	Details of amounts recognized in the consolidated statements of Cash flows for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Total cash outflows of leases	₩	4,753	₩	4,292	₩	4,107